Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100	100
Common stock, shares issued (in shares)	100	100
Common stock, shares outstanding (in shares)	100	100
Forge Nano, Inc.
Allowance for credit loss, current	$ 40	$ 40		$ 33	$ 52
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	4,663,753	4,663,753		1,931,849
Preferred stock, shares issued	2,015,673	1,925,348	1,868,529	1,676,528	1,594,215
Temporary Equity, Shares Outstanding (in shares)	2,015,673	1,925,348		1,676,528
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	4,850,000	4,850,000		4,550,000
Common stock, shares issued (in shares)	1,636,378	1,648,841		1,643,081
Common stock, shares outstanding (in shares)	1,636,378	1,648,841		1,643,081